Expense Example {- Fidelity® Dividend Growth Fund} - 07.31 Fidelity Dividend Growth Fund Retail PRO-09 - Fidelity® Dividend Growth Fund - Fidelity Dividend Growth Fund-Retail Class	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616